8. STOCK OPTIONS AND WARRANTS: Share-based Compensation, Stock Options, Activity (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Share-based Compensation, Stock Options, Activity

Stock option transactions and the number of stock options for the year ended September 30, 2018 are summarized as follows:

Expiry date	Exercise price	September 30, 2017	Granted	Exercised	Expired/ cancelled	September 30, 2018
February 25, 2019	$0.25	22,500	-	-	-	22,500
April 29, 2020	$0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	-	1,270,000
March 14, 2023	$0.10	-	850,000	-	-	850,000
Options outstanding		2,657,000	850,000	-	-	3,507,000
Options exercisable		2,657,000	850,000	-	-	3,507,000
Weighted average exercise price		$0.20	$0.10	$Nil	$Nil	$0.18

As at September 30, 2018, the weighted average contractual remaining life of options is 2.81 years (September 30, 2017 – 3.29 years; September 30, 2016 – 4.28 years).  The weighted average fair value of stock options granted during the year ended September 30, 2018 was $0.08 (2017 - $Nil; 2016 - $0.12).

Stock option transactions and the number of stock options for the year ended September 30, 2017 are summarized as follows:

Expiry date	Exercise price	September 30, 2016	Granted	Exercised	Expired/ cancelled	September 30, 2017
May 7, 2017	$0.25	4,500	-	-	(4,500)	-
February 25, 2019	$0.25	22,500	-	-	-	22,500
April 29, 2020	$0.25	1,264,500	-	-	-	1,264,500
April 29, 2021	$0.25	100,000	-	-	-	100,000
September 30, 2021	$0.15	1,270,000	-	-	-	1,270,000
Options outstanding		2,661,500	-	-	(4,500)	2,657,000
Options exercisable		2,661,500	-	-	(4,500)	2,657,000
Weighted average exercise price		$0.20	$Nil	$Nil	$0.25	$0.20

Stock option transactions and the number of stock options for the year ended September 30, 2016 are summarized as follows:

Expiry date	Exercise price	September 30, 2015	Granted	Exercised	Expired/ cancelled	September 30, 2016
October 1, 2015	$0.25	6,000	-	-	(6,000)	-
May 7, 2017	$0.25	4,500	-	-	-	4,500
February 25, 2019	$0.25	22,500	-	-	-	22,500
April 29, 2020	$0.25	1,265,500	-	-	(1,000)	1,264,500
April 29, 2021	$0.25	-	100,000	-	-	100,000
September 30, 2021	$0.15	-	1,270,000	-	-	1,270,000
Options outstanding		1,298,500	1,370,000	-	(7,000)	2,661,500
Options exercisable		1,298,500	1,370,000	-	(7,000)	2,661,500
Weighted average exercise price		$0.25	$0.16	$Nil	$0.25	$0.20